Segment and Revenue Information - Schedule of Depreciation and Amortization Expense by Segment (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 883	$ 913	$ 1,861	$ 1,979	$ 2,144
Operating Segments | Commercial Airplanes
Segment Reporting Information [Line Items]
Depreciation and amortization			464	554	594
Depreciation and amortization expense, business segment allocation			311	361	387
Operating Segments | Defense, Space & Security
Segment Reporting Information [Line Items]
Depreciation and amortization			219	238	233
Depreciation and amortization expense, business segment allocation			264	230	222
Operating Segments | Global Services
Segment Reporting Information [Line Items]
Depreciation and amortization			320	346	414
Depreciation and amortization expense, business segment allocation			75	53	60
Other
Segment Reporting Information [Line Items]
Depreciation and amortization			858	841	903
Intersegment revenues, eliminated on consolidation
Segment Reporting Information [Line Items]
Depreciation and amortization expense, business segment allocation			$ 650	$ 644	$ 669